Document and Entity Information	Apr. 29, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 29, 2025
Entity File Number	1-9924
Entity Registrant Name	Citigroup Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-1568099
Entity Address, Address Line One	388 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	212
Local Phone Number	559-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000831001
Amendment Flag	false